Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 25, 2025	Oct. 31, 2025	Aug. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit				$ (255,085,823)	$ (212,084,368)
Net loss				(43,001,455)	(26,864,340)	$ (37,849,665)
Cash flows from operating activities				(8,337,201)	(2,780,452)	(7,878,729)
Received net proceeds				14,300,000
Equity financing			$ 6,400,000
Cryptocurrency mining equipment remaining balance	$ 31,600,000
Cash payment	$ 3,400,000
Impairment charges				$ 14,626,083		$ 9,357,062
Percentage of ultimate settlement				50.00%
CODM description				The management approach considers the internal reporting used by the chief operating decision maker (“CODM”), which is the Company’s Chief Executive Officer and his direct reports, for making operating decisions about the allocation of resources and the assessment of performance in determining the Company’s reportable operating segments.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]				Chief Executive Officer
Reportable segment				2
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Equity financing		$ 15,000,000
Lump-sum cash payment		$ 950,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value, percentage				0.00%
Intangible asset, useful life				3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Residual value, percentage				5.00%
Intangible asset, useful life				5 years